Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 6,853	$ 5,385
Net change in net unrealized gains and losses on securities available-for-sale:
Unrealized gains arising during the period	813	5,607
Less: reclassification adjustment for gains included in net income	(1,114)	(965)
Net securities (loss)/gain during the period	(301)	4,642
Tax effect	109	(1,605)
Net of tax amount	(192)	3,037
Net change in unrecognized gain on postretirement benefit:
Net gain/(loss) on post retirement benefit	1	(2)
Amortization of net actuarial gain	(6)	(7)
Net loss during the period	(5)	(9)
Tax effect	0	0
Net of tax amount	(5)	(9)
Other comprehensive (loss) income, net of tax	(197)	3,028
Comprehensive income, net of tax	$ 6,656	$ 8,413